Capital management (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Regulatory Capital and Capital Ratios

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	July 31 2024	October 31 2023
Capital (1), (2)
CET1 capital	$86,230	$86,611
Tier 1 capital	95,724	93,904
Total capital	108,079	104,952
Risk-weighted assets (RWA) used in calculation of capital ratios (1), (2)
Credit risk	$540,482	$475,842
Market risk	32,920	40,498
Operational risk	87,775	79,883
Total RWA	$661,177	$596,223
Capital ratios and Leverage ratio (1), (2)
CET1 ratio	13.0%	14.5%
Tier 1 capital ratio	14.5%	15.7%
Total capital ratio	16.3%	17.6%
Leverage ratio	4.2%	4.3%
Leverage ratio exposure	$2,271,007	$2,179,590
TLAC available and ratios (1), (3)
TLAC available	$187,656	$184,916
TLAC ratio	28.4%	31.0%
TLAC leverage ratio	8.3%	8.5%

(1)	As prior period restatements are not required by OSFI, there was no impact from the adoption of IFRS 17 on regulatory capital, RWA, capital ratios, leverage ratio, TLAC available and TLAC ratios for periods prior to November 1, 2023.
(2)	Capital, RWA and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline. Both the CAR guideline and LR guideline are based on the Basel III framework. The period ended October 31, 2023 reflects our adoption of the revised CAR and LR guidelines that came into effect in Q2 2023, as further updated on October 20, 2023 as part of OSFI’s implementation of the Basel III reforms. The period ended July 31, 2024 also reflects our adoption of the revised market risk and CVA frameworks that came into effect on November 1, 2023.
(3)	TLAC available and TLAC ratios are calculated using OSFI’s TLAC guideline. The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. The TLAC ratio and TLAC leverage ratio are calculated using the TLAC available as percentage of total RWA and leverage exposure, respectively.